Equity Compensation Plan - Summary of non-vested stock option activity (Detail) - $ / shares				12 Months Ended
	Sep. 16, 2025	Sep. 16, 2024	Nov. 06, 2023	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Beginning , Option Shares				500	0
Granted , Option Shares		500		0	500
Ending , Option Shares				500	500
Exercisable , Option Shares				250	0
Beginning , Weighted-Average Exercise Price				$ 348	$ 0
Granted , Weighted-Average Exercise Price	$ 215.19	$ 348	$ 12,750		348
Ending , Weighted-Average Exercise Price				348	348
Exercisable , Weighted-Average Exercise Price				$ 348	$ 0